Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Global Income Fund (the "Fund") Supplement Dated November 1, 2013 to the Prospectus and Summary Prospectus Dated April 30, 2013

This Supplement updates certain information in the Fund's Prospectus. You may obtain copies of the Fund's Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your Prospectus and other important records.

The purpose of this Supplement is to clarify changes to the Fund's investment strategy and portfolio management teams. Effective January 6, 2014, the Fund's Summary Prospectus and Prospectus are revised as follows:

The following is added to the paragraphs under "Principal Investment Strategies" and "Investment Objective and Principal Investment Strategies" discussing Mondrian's investment strategy:

In an attempt to reduce the fluctuations that currency exchange rates may have on the portfolio, Mondrian will use various derivative instruments to hedge approximately 50% of the currency exposure in its portfolio.

The first paragraph under "Principal Investment Strategies" and "Investment Objective and Principal Investment Strategies" discussing Franklin's investment strategy is replaced with the following:

Franklin employs a research-driven approach focused on identifying potential sources of high current income worldwide and seeking to capitalize on global interest rate and currency trends. Franklin selects investments based upon its assessment of changing market, political, industry, economic, and issuer conditions. Franklin will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks. Franklin uses a "top-down" analysis of macroeconomic trends, combined with a "bottom-up" fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.
LVIP Global Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Global Income Fund (the "Fund") Supplement Dated November 1, 2013 to the Prospectus and Summary Prospectus Dated April 30, 2013

This Supplement updates certain information in the Fund's Prospectus. You may obtain copies of the Fund's Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Please keep this Supplement with your Prospectus and other important records.

The purpose of this Supplement is to clarify changes to the Fund's investment strategy and portfolio management teams. Effective January 6, 2014, the Fund's Summary Prospectus and Prospectus are revised as follows:

The following is added to the paragraphs under "Principal Investment Strategies" and "Investment Objective and Principal Investment Strategies" discussing Mondrian's investment strategy:

In an attempt to reduce the fluctuations that currency exchange rates may have on the portfolio, Mondrian will use various derivative instruments to hedge approximately 50% of the currency exposure in its portfolio.

The first paragraph under "Principal Investment Strategies" and "Investment Objective and Principal Investment Strategies" discussing Franklin's investment strategy is replaced with the following:

Franklin employs a research-driven approach focused on identifying potential sources of high current income worldwide and seeking to capitalize on global interest rate and currency trends. Franklin selects investments based upon its assessment of changing market, political, industry, economic, and issuer conditions. Franklin will consider various factors, including evaluation of interest and currency exchange rate changes and credit risks. Franklin uses a "top-down" analysis of macroeconomic trends, combined with a "bottom-up" fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.